Property and Equipment, net (Details) - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment, net [Line Items]
Depreciation expense	$ 35,986	$ 29,872	$ 64,600	$ 52,967	$ 52,967	$ 115,046	$ 89,125